Schedule of Regulatory Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Tier One Capital Amount	$ 108,546
Tier 1 Capital to Total Assets Ratio	8.82%
Tier One Capital For Capital Adequacy Purposes	49,206
Tier One Capital For Capital Adequacy Purposes to Total Assets Ratio	4.00%
Tier One Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	61,507
Tier one Capital For Capital Adequacy Purposes to total Assets Ratio	5.00%
Total Capital Amount	118,109	100,957
Total Capital to Risk Weighted Assets Ratio	14.66%	15.01%
Total Capital For Capital Adequacy Purposes	64,456	53,821
Total Capital For Capital Adequacy Purposes to Risk Weighted Assets Ratio	8.00%	8.00%
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	80,570	67,276
Total Capital For Capital Adequacy Purposes to Risk Weighted Assets Ratio	10.00%	10.00%
Core Capital Amount		96,525
Core Capital to Adjusted Tangible Assets Ratio		9.58%
Core Capital For Capital Adequacy Purposes		40,288
Core Capital For Capital Adequacy Purposes to Adjusted Tangible Assets		4.00%
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions		50,359
Total Capital To Be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Tangible Assets		5.00%
Tangible Capital Amount		96,525
Tangible Capital to Tangible Assets		9.57%
Tangible Capital For Capital Adequacy Purposes		15,108
Tangible Capital For Capital Adequacy Purposes to Tangible Assets		1.50%
Tier 1 Capital Amount	108,546	96,525
Tier 1 Capital to Risk Weighted Assets	13.47%	14.35%
Tier 1 Capital For Capital Adequacy Purposes	32,229
Tier 1 Capital For Capital Adequacy Purposes to Risk Weighted Assets	4.00%
Tier 1 Capital To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 48,342	$ 40,365
Tier 1 Capital To Be Well Capitalized Under Prompt Corrective Action Provisions to Risk Weighted Assets	6.00%	6.00%